Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,484,400.12

Principal:
Principal Collections	$19,545,756.88
Prepayments in Full	$12,189,643.33
Liquidation Proceeds	$484,334.23
Recoveries	$124,835.19
Sub Total	$32,344,569.63
Collections	$34,828,969.75

Purchase Amounts:
Purchase Amounts Related to Principal	$468,855.00
Purchase Amounts Related to Interest	$2,227.35
Sub Total	$471,082.35

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,300,052.10

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	22
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$35,300,052.10
Servicing Fee	$569,828.23	$569,828.23	$0.00	$0.00	$34,730,223.87
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,730,223.87
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$34,730,223.87
Interest - Class A-3 Notes	$199,771.29	$199,771.29	$0.00	$0.00	$34,530,452.58
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$34,442,729.66
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,442,729.66
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$34,392,617.58
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,392,617.58
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$34,348,156.50
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,348,156.50
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$34,284,227.25
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,284,227.25
Regular Principal Payment	$31,100,319.30	$31,100,319.30	$0.00	$0.00	$3,183,907.95
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,183,907.95
Residuel Released to Depositor	$0.00	$3,183,907.95	$0.00	$0.00	$0.00
Total		$35,300,052.10

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$31,100,319.30
Total					$31,100,319.30
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$31,100,319.30	$61.95	$199,771.29	$0.40	$31,300,090.59	$62.35
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$31,100,319.30	$19.32	$445,996.62	$0.28	$31,546,315.92	$19.60

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$413,319,909.82	0.8233464	$382,219,590.52	0.7613936
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$657,059,909.82	0.4081016	$625,959,590.52	0.3887851

Pool Information
Weighted Average APR	4.390%	4.389%
Weighted Average Remaining Term	38.58	37.73
Number of Receivables Outstanding	43,129	42,076
Pool Balance	$683,793,881.91	$650,891,616.33
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$659,118,146.59	$627,524,293.30
Pool Factor	0.4170151	0.3969494

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$9,763,374.24
Yield Supplement Overcollateralization Amount	$23,367,323.03
Targeted Overcollateralization Amount	$24,932,025.81
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$24,932,025.81

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	22

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		103	$213,676.14
(Recoveries)		125	$124,835.19
Net Losses for Current Collection Period			$88,840.95
Cumulative Net Losses Last Collection Period			$7,227,554.80
Cumulative Net Losses for all Collection Periods			$7,316,395.75

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.16%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.66%	586	$10,802,770.51
61-90 Days Delinquent	0.20%	68	$1,295,721.85
91-120 Days Delinquent	0.04%	14	$282,035.69
Over 120 Days Delinquent	0.17%	48	$1,124,913.49
Total Delinquent Receivables	2.07%	716	$13,505,441.54

Repossession Inventory:
Repossessed in the Current Collection Period		31	$659,637.30
Total Repossessed Inventory		50	$1,123,634.21

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4245%
Preceding Collection Period			0.5022%
Current Collection Period			0.1598%
Three Month Average			0.3621%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2690%
Preceding Collection Period			0.2968%
Current Collection Period			0.3090%
Three Month Average			0.2916%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer